Investment Property, Net - Summary of Investment Property (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property	₩ 1,086,077	₩ 994,781	₩ 878,227
Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	332,308	279,397	278,465
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	584,549	559,584	598,159
Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	753	1,199	1,178
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	168,467	154,601	₩ 425
Gross amount [member]
Disclosure of detailed information about investment property [line items]
Investment property	1,351,739	1,222,107
Gross amount [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	349,026	296,115
Gross amount [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	803,156	746,698
Gross amount [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	3,213	4,268
Gross amount [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	196,344	175,026
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Investment property	(265,662)	(227,326)
Accumulated depreciation, amortization and impairment [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Investment property	(16,718)	(16,718)
Accumulated depreciation, amortization and impairment [member] | Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment property	(218,607)	(187,114)
Accumulated depreciation, amortization and impairment [member] | Structures [member]
Disclosure of detailed information about investment property [line items]
Investment property	(2,460)	(3,069)
Accumulated depreciation, amortization and impairment [member] | Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Investment property	₩ (27,877)	₩ (20,425)